Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The carrying amount, including changes therein, of goodwill by reporting segment was as follows:

(in thousands)	Production & Automation Technologies	Drilling Technologies	Total
December 31, 2017	$808,952	$101,136	$910,088
Purchase price adjustment *	(53)	—	(53)
Foreign currency translation	(3,269)	—	(3,269)

September 30, 2018	$805,630	$101,136	$906,766

*	Purchase price adjustment related to our 2017 acquisition of PCP Oil Tools S.A. and Ener Tools S.A.

The changes in the carrying value of goodwill by operating segment were as follows:

	Production & Automation Technologies	Drilling Technologies	Total
Balance at December 31, 2015	$800,792	$101,136	$901,928
Foreign currency translation	651	—	651

Balance at December 31, 2016	801,443	101,136	902,579
Acquisitions	5,053	—	5,053
Foreign currency translation	2,456	—	2,456

Balance at December 31, 2017	$808,952	$101,136	$910,088

Schedule of Intangible Assets

The components of our definite- and indefinite-lived intangible assets were as follows:

	September 30, 2018			December 31, 2017
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Customer intangibles	$569,832	$309,355	$260,477	$572,415	$276,655	$295,760
Trademarks	36,307	20,648	15,659	36,312	17,821	18,491
Patents	38,514	22,959	15,555	38,679	20,449	18,230
Unpatented technologies	9,700	9,700	—	9,700	9,700	—
Drawings and manuals	3,047	2,163	884	3,067	2,109	958
Other	5,346	4,124	1,222	5,382	3,911	1,471

	662,746	368,949	293,797	665,555	330,645	334,910
Indefinite-lived intangible assets:
Trademarks	3,600	—	3,600	3,600	—	3,600

Total	$666,346	$368,949	$297,397	$669,155	$330,645	$338,510

The following table provides the gross carrying value and accumulated amortization for each major class of intangible assets:

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets:
Customer Intangibles	$572,415	$276,655	$295,760	$566,602	$229,902	$336,700
Trademarks	36,312	17,821	18,491	36,296	14,013	22,283
Patents	38,679	20,449	18,230	38,106	16,662	21,444
Unpatented Technologies	9,700	9,700	—	9,700	9,700	—
Drawings & Manuals	3,067	2,109	958	3,001	1,942	1,059
Other	5,382	3,911	1,471	5,270	3,539	1,731

Total amortized intangibles	665,555	330,645	334,910	658,975	275,758	383,217
Unamortized intangible assets:
Trademarks	3,600	—	3,600	3,600	—	3,600

Total intangible assets	$669,155	$330,645	$338,510	$662,575	$275,758	$386,817

Estimated Future Amortization Expense related to Intangible Assets	Estimated future amortization expense related to intangible assets held at December 31, 2017 is as follows:

Estimated Amortization
2018	$52,357
2019	51,509
2020	50,059
2021	49,231
2022	47,683